Commitments and Contingencies (Details) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 10, 2022 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) [Line Items]
Termination fee				$ 0.3
Operating lease, restricted cash deposits			$ 0.8	0.3
Operating leases expenses			1.8	$ 1.9
Total operating lease			$ 5.5
Purchase fixed payment		$ 5.0
Received cash		$ 5.0
Redeemable convertible preferred stock (in Shares) | shares		737,463
Stock reverse recapitalization (in Shares) | shares		1,236,135
Redeemable Convertible Preferred Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Redeemable convertible preferred stock (in Shares) | shares		737,463
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Number of lease agreements	2
Annual base rent	$ 1.3
Annual increases, percentage	3.00%
Leases improvement allowances	$ 3.5
Number of extend term	3
Leases period	60 months
Subsequent Event [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base rent	$ 1.8